Parent Company Only Condensed Financial Information - Schedule of Condensed Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 439,731	$ 62,881	¥ 592,721	¥ 454,536
Prepayment and other current assets	139,117	19,892	154,331
Total current assets	1,722,506	246,315	1,486,768
Non-current assets:
Total non-current assets	252,539	36,113	327,627
Total assets	1,975,045	282,428	1,814,395
Current liabilities:
Accrued liabilities and other payables	738,045	105,540	638,660
Total current liabilities	2,934,912	419,687	2,946,952
Non-current liabilities:
Total non-current liabilities	974,230	139,313	956,755
Total liabilities	3,909,142	559,000	3,903,707
Shareholders' deficit:
Additional paid-in capital	4,055,956	579,994	4,043,781
Treasury stock	(175,998)	(25,167)	(210,787)
Accumulated deficit	(5,761,700)	(823,914)	(5,867,042)
Accumulated other comprehensive loss	(99,949)	(14,293)	(111,539)
Statutory reserves	7,576	1,083	5,549
Total shareholders' deficit	(1,934,097)	(276,572)	(2,089,312)	¥ (2,167,064)	¥ (1,541,845)
Total liabilities and shareholders' deficit	1,975,045	282,428	1,814,395
NetEase Group [Member]
Current assets:
Amounts due from Youdao Group Companies	321,359	45,954	79,700
Current liabilities:
Amounts due to NetEase Group	22,818	3,263	21,997
Non-current liabilities:
Long-term loans from NetEase Group	926,588	132,500	913,000
Class A ordinary shares [Member]
Shareholders' deficit:
Ordinary shares	24	3	24
Class B ordinary share [Member]
Shareholders' deficit:
Ordinary shares	56	8	56
Parent Company [Member]
Current assets:
Cash and cash equivalents	4,542	649	9,892
Prepayment and other current assets	69	10	27
Total current assets	27,911	3,991	18,617
Non-current assets:
Total non-current assets	2,666,376	381,287	2,737,221
Total assets	2,694,287	385,278	2,755,838
Current liabilities:
Amounts due to NetEase Group	2,182	312	2,414
Amounts due to Youdao Group Companies			7,125
Accrued liabilities and other payables	3,895	557	2,500
Total current liabilities	6,077	869	12,039
Non-current liabilities:
Deficit in subsidiaries and VIEs	4,152,680	593,825	4,387,757
Long-term loans from NetEase Group	509,588	72,870	496,000
Total non-current liabilities	4,662,268	666,695	4,883,757
Total liabilities	4,668,345	667,564	4,895,796
Shareholders' deficit:
Additional paid-in capital	4,055,956	579,994	4,043,781
Treasury stock	(175,998)	(25,167)	(210,787)
Accumulated deficit	(5,761,723)	(823,914)	(5,867,042)
Accumulated other comprehensive loss	(99,949)	(14,293)	(111,539)
Statutory reserves	7,576	1,083	5,549
Total shareholders' deficit	(1,974,058)	(282,286)	(2,139,958)
Total liabilities and shareholders' deficit	2,694,287	385,278	2,755,838
Parent Company [Member] | Related Party [Member]
Current assets:
Amounts due from Youdao Group Companies	23,300	3,332	8,698
Non-current assets:
Amounts due from Youdao Group Companies	2,666,376	381,287	2,737,221
Parent Company [Member] | Class A ordinary shares [Member]
Shareholders' deficit:
Ordinary shares	24	3	24
Parent Company [Member] | Class B ordinary share [Member]
Shareholders' deficit:
Ordinary shares	¥ 56	$ 8	¥ 56